Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Roundhill Generative AI & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Generative AI & Technology ETF
Class Name	Roundhill Generative AI & Technology ETF
Trading Symbol	CHAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Generative AI & Technology ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/chat/. You can also request this information by contacting us at (866) 991-5001 or by writing to the Roundhill Generative AI & Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(866) 991-5001
Additional Information Website	https://www.roundhillinvestments.com/etf/chat/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Generative AI & Technology ETF	$54	0.75%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 1,200,817,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,911,454
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,200,817
Number of Holdings	42
Total Advisory Fee	$1,911,454
Portfolio Turnover Rate	32%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	6.6
Alphabet, Inc. - Class A	6.0
SK Hynix, Inc.	4.0
Advanced Micro Devices, Inc.	3.7
Oracle Corp.	3.6
Microsoft Corp.	3.6
SoftBank Group Corp.	3.6
Broadcom, Inc.	3.6
ARM Holdings PLC	3.4
Meta Platforms, Inc. - Class A	3.2

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.